UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Address of principal executive offices) (Zip code)

Jane Korach

Stone Ridge Trust

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Name and address of agent for service)

(212) 257-4750

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

1

Semi-Annual Report
April 30, 2013

STONE RIDGE

Stone Ridge Reinsurance Risk Premium Fund
SREIX (Class I)
SREMX (Class M)

Stone Ridge High Yield Reinsurance Risk Premium Fund
SHRIX (Class I)
SHRMX (Class M)

Shareholder Letter

Dear Shareholder:

At Stone Ridge, we believe that markets work. Centuries of financial history have shown that markets reward investors for the capital they supply and the risks they bear. Competition quickly drives prices to fair value leaving only risk premium. Consistent with this approach, we purposefully put our portfolios in harm’s way, taking on intelligent and diversified risks – the most reliable way we know to build long term wealth.

Stone Ridge specializes in creating exposure to difficult to access and potentially valuable risks, including the reinsurance risks that drive returns in our Reinsurance Funds. While thankfully most days the planet does not endure catastrophic earthquakes or hurricanes, the reality is that any bond we hold in the portfolio could go to zero overnight. It is this “jump to default” risk that we believe provides much of the expected return in our reinsurance portfolios.

Our funds incorporate an intellectually coherent and scientific approach to portfolio construction. We do not believe we can effectively add value by selecting individual securities. Instead, we carefully and systematically screen for adverse selection and compose highly diversified portfolios. Any returns the Funds earn are a function of the substantial risks they bear. There are no shortcuts, free lunches, or easy solutions.

As zealots for detail, every member of the Stone Ridge team is proud of the care, craftsmanship, and quality we put into every product we design. We are grateful for the trust you have shown by your investment in the Stone Ridge family of Risk Premium Funds.

Ross Stevens

Founder and CEO

The opinions expressed are those of Stone Ridge Asset Management through the end of the period of this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

2	Stone Ridge Funds	Semi-Annual Report	April 2013

Shareholder Letter

The Funds are generally available only to registered investment advisers (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Adviser. Before allocating shares of the Funds to a client’s account, RIAs should carefully consider the Fund’s risks and investment objectives, as an investment in the Funds may not be appropriate for all clients and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. The event-linked securities in which the Fund invests are considered “high yield” or “junk bonds”. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, an RIA should (i) consider the suitability of this investment with respect to a client’s investment objectives and individual situation and (ii) consider factors such as a client’s net worth, income, age, and risk tolerance. Allocation to client accounts should be avoided where a client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

Mutual fund investing involves risk. Principal loss is possible. Event-linked, catastrophe bonds and Reinsurance related securities carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond (such as a major natural disaster), involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. The Funds may invest in Illiquid or Restricted Securities which may be difficult or impossible to sell at a time that the Funds would like or at the price that the Fund believes the security is currently worth. For additional risks, please refer to the prospectus.

This information is intended for the shareholders of the Funds and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Diversification does not assure a profit or protect against loss in a declining market.

The Stone Ridge Funds are distributed by Quasar Distributors, LLC.

Stone Ridge Funds	Semi-Annual Report	April 2013	3

STONE RIDGE REINSURANCE RISK PREMIUM FUND

CREDIT QUALITY (as a percentage of long-term investments) AS OF APRIL 30, 2013 (UNAUDITED)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

CREDIT QUALITY (as a percentage of long-term investments) AS OF APRIL 30, 2013 (UNAUDITED)

Source: Standard & Poor’s

Stone Ridge Funds	Semi-Annual Report	April 2013	5

Schedule of Investments	April 30, 2013 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

EVENT-LINKED BONDS - 51.9%	Principal Amount	Fair Value
FINANCIAL SERVICES - 51.9%

Europe - 9.0%
Atlas Re VII B 3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$3,019,338
Atlas VI 2011-2 A 8.000%, 04/09/2015 (a)(b)(c)	€1,875,000	2,577,703
Calypso 2010-1 A 3.713%, 01/10/2014 (a)(b)(c)	€12,000,000	15,933,265
Calypso 2011-1 A 4.100%, 01/09/2015 (a)(b)(c)	€7,000,000	9,371,742
Pylon II A 5.603%, 05/05/2016 (a)(b)(c)	€1,000,000	1,381,165
Queen Street III 4.750%, 07/28/2014 (a)(b)(c)	$12,000,000	12,270,840

		44,554,053

Global - 0.7%
Montana Re 2010-1 E 9.781%, 01/08/2014 (a)(b)(c)	904,000	922,604
Queen Street VI 10.350%, 04/09/2015 (a)(b)(c)	1,334,000	1,391,955
Vita Capital V 2012-1 1-E 3.596%, 01/15/2017 (a)(b)(c)	1,250,000	1,263,125

		3,577,684

Mexico - 1.2%
MultiCat Mexico 2012-1 A 8.000%, 12/04/2015 (a)(b)(c)	3,637,000	3,738,836
MultiCat Mexico 2012-1 B 7.750%, 12/04/2015 (a)(b)(c)	1,875,000	1,943,250
MultiCat Mexico 2012-1 C 7.500%, 12/04/2015 (a)(b)(c)	541,000	554,362

		6,236,448

Turkey - 6.7%
Bosphorus 1 Re 2013-1 A 2.500%, 05/03/2016 (a)(b)(c)	33,000,000	33,002,873

United States - 34.3%
Atlas Re VII A 8.154%, 01/07/2016 (a)(b)(c)	1,772,000	1,825,160
Blue Fin 3-A 14.000%, 05/28/2013 (a)(b)(c)	500,000	503,025
Blue Fin 4-B 8.500%, 05/28/2013 (a)(b)(c)	1,250,000	1,254,193
Caelus Re 2013-1 A 5.250%, 03/07/2016 (a)(b)(c)	6,462,000	6,476,661
Caelus Re 2013-2 A 6.850%, 04/07/2017 (a)(b)(c)	25,156,000	25,603,174
Caelus Re II 6.500%, 05/24/2013 (a)(b)(c)	2,000,000	2,003,287
Combine Re C 17.750%, 01/07/2015 (a)(b)(c)	1,255,000	1,400,203
East Lane IV 2011-1 6.650%, 03/13/2015 (a)(b)(c)	3,647,000	3,791,519
Embarcadero Re 2011-1 A 6.600%, 08/04/2014 (a)(b)(c)	3,125,000	3,195,812
Embarcadero Re 2012-1 A 7.348%, 02/13/2015 (a)(b)(c)	1,647,000	1,706,597

	Principal Amount	Fair Value
United States - 34.3% (continued)
Embarcadero Re 2012-2 A 5.000%, 08/07/2015 (a)(b)(c)	$9,000,000	$9,393,678
Everglades Re 2012-1 A 17.750%, 04/30/2014 (a)(b)(c)	5,731,000	6,250,983
Everglades Re 2013-1 A 10.000%, 03/28/2016 (a)(b)(c)	12,600,000	12,963,867
Golden State Re 2011-1 3.750%, 01/08/2015 (a)(b)(c)	2,750,000	2,822,357
Johnston Re 2011-1 B 6.900%, 05/08/2014 (a)(b)(c)	2,500,000	2,560,000
Lakeside Re III 8.000%, 01/08/2016 (a)(b)(c)	8,189,000	8,615,309
Lodestone Re 2010-2 A-1 6.000%, 01/08/2014 (a)(b)(c)	585,000	588,381
Lodestone Re 2010-2 A-2 7.250%, 01/08/2014 (a)(b)(c)	3,544,000	3,569,461
Merna Re IV 2.500%, 04/08/2016 (a)(b)(c)	7,250,000	7,312,904
Montana Re 2010-1 C 12.181%, 01/08/2014 (a)(b)(c)	586,000	584,810
Pelican Re 2013-1 A 6.000%, 05/15/2017 (a)(b)(c)	11,858,000	11,858,000
Residential Re 2010-1 4 13.000%, 06/06/2013 (a)(b)(c)	4,182,000	4,190,888
Residential Re 2010-2 1 6.250%, 06/06/2013 (a)(b)(c)	2,000,000	2,007,007
Residential Re 2011-1 1 9.000%, 06/06/2015 (a)(b)(c)	1,186,000	1,248,285
Residential Re 2011-2 1 8.900%, 12/06/2015 (a)(b)(c)	586,000	606,702
Residential Re 2012-1 3 10.000%, 06/06/2016 (a)(b)(c)	1,758,000	1,935,710
Sanders Re 2013-1 A 3.500%, 05/05/2017 (a)(b)(c)	24,000,000	24,000,000
Sanders Re 2013-1 B 4.000%, 05/05/2017 (a)(b)(c)	9,732,000	9,732,000
Shore Re A 7.000%, 07/08/2013 (a)(b)(c)	3,500,000	3,531,419
Tar Heel 2013-1 A 8.500%, 05/09/2016 (a)(b)(c)	8,289,000	8,540,127

		170,071,519

TOTAL EVENT-LINKED BONDS (cost $256,089,085)		257,442,577

PARTICIPATION NOTES (QUOTA SHARES) - 14.6%

FINANCIAL SERVICES - 14.6%

Global - 7.3%
Sector Re V LTD Series 3 Class A 03/01/2018 (b)(d)(e)(f)	35,750,000	36,243,350

United States - 7.3%
Sector Re V LTD Series 3 Class F 03/01/2019 (b)(d)(e)(g)	35,750,000	36,139,675

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (cost $71,500,000)		72,383,025

The accompanying notes are an integral part of these financial statements.	(Continued)

6	Stone Ridge Funds	Semi-Annual Report	April 2013

Schedule of Investments	April 30, 2013 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

PREFERENCE SHARES (QUOTA SHARES) - 0.5%	Shares	Fair Value
FINANCIAL SERVICES - 0.5%

Global - 0.5%
Lorenz Re Class B (b)(d)(e)(h)(i)	22,500	$2,267,550

TOTAL PREFERENCE SHARES (QUOTA SHARES) (cost $2,250,000)		2,267,550

SHORT-TERM INVESTMENTS - 42.9%

Money Market Funds - 42.9%
Fidelity Institutional Money Market Funds - Money Market Portfolio	42,515,480	42,515,480
First American Government Obligations Fund	42,515,480	42,515,480
First American Prime Obligations Fund	42,515,480	42,515,480
STIT - Liquid Assets Portfolio	42,515,480	42,515,480
STIT - Treasury Portfolio	42,515,479	42,515,479

TOTAL SHORT-TERM INVESTMENTS (cost $212,577,399)		212,577,399

TOTAL INVESTMENTS (cost $542,416,484) - 109.9%		544,670,551

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9)%		(48,887,079)

TOTAL NET ASSETS - 100.0%		$495,783,472

Percentages are stated as a percent of net assets.

Countries shown are regions of peril risk, not country of issuer.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Foreign issued security.
(c)	Indicates a variable rate security. The interest rate shown represents the rate at April 30, 2013.
(d)	Non income-producing security.
(e)	Illiquid security. The aggregate value of illiquid securities at 4/30/2013 was $74,650,575 which represented 15.1% of net assets.
(f)	Security is restricted to resale. Cost: $35,750,000. Acquisition date: 3/19/13.
(g)	Security is restricted to resale. Cost: $35,750,000. Acquisition date: 3/12/13.
(h)	Security is restricted to resale. Cost: $2,250,000. Acquisition date: 3/25/13.
(i)	Security fair valued at April 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $2,267,550 or 0.5% of total net assets.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 2013	7

Schedule of Investments	April 30, 2013 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

EVENT-LINKED BONDS - 44.1%	PRINCIPAL AMOUNT	FAIR VALUE
FINANCIAL SERVICES - 44.1%

Europe - 0.8%
Atlas VI 2011-2 A 8.000%, 04/09/2015 (a)(b)(c)	€1,125,000	$1,546,622

Global - 0.8%
Montana Re 2010-1 E 9.781%, 01/08/2014 (a)(b)(c)	$596,000	608,265
Queen Street VI 10.350%, 04/09/2015 (a)(b)(c)	916,000	955,795

		1,564,060

Mexico - 2.0%
MultiCat Mexico 2012-1 A 8.000%, 12/04/2015 (a)(b)(c)	2,363,000	2,429,164
MultiCat Mexico 2012-1 B 7.750%, 12/04/2015 (a)(b)(c)	1,125,000	1,165,950
MultiCat Mexico 2012-1 C 7.500%, 12/04/2015 (a)(b)(c)	459,000	470,337

		4,065,451

United States - 40.5%
Atlas Re VII A 8.154%, 01/07/2016 (a)(b)(c)	1,228,000	1,264,840
Blue Fin 3-A 14.000%, 05/28/2013 (a)(b)(c)	500,000	503,025
Caelus Re 2013-1 A 5.250%, 03/07/2016 (a)(b)(c)	4,538,000	4,548,296
Caelus Re 2013-2 A 6.850%, 04/07/2017 (a)(b)(c)	17,844,000	18,161,196
Combine Re C 17.750%, 01/07/2015 (a)(b)(c)	945,000	1,054,336
East Lane IV 2011-1 B 6.650%, 03/13/2015 (a)(b)(c)	1,228,000	1,276,662
Embarcadero Re 2011-1 A 6.600%, 08/04/2014 (a)(b)(c)	1,875,000	1,917,487
Embarcadero Re 2012-1 A 7.348%, 02/13/2015 (a)(b)(c)	1,253,000	1,298,340
Everglades Re 2012-1 A 17.750%, 04/30/2014 (a)(b)(c)	4,019,000	4,383,651
Everglades Re 2013-1 A 10.000%, 03/28/2016 (a)(b)(c)	8,400,000	8,642,578
Lakeside Re III 8.000%, 01/08/2016 (a)(b)(c)	6,486,000	6,823,653
Lodestone Re 2010-2 A-1 6.000%, 01/08/2014 (a)(b)(c)	415,000	417,398
Lodestone Re 2010-2 A-2 7.250%, 01/08/2014 (a)(b)(c)	2,456,000	2,473,645
Montana Re 2010-1 C 12.181%, 01/08/2014 (a)(b)(c)	414,000	413,159
Pelican Re 2013-1 A 6.000%, 05/15/2017 (a)(b)(c)	8,142,000	8,142,000
Residential Re 2010-1 4 13.000%, 06/06/2013 (a)(b)(c)	2,818,000	2,823,989
Residential Re 2011-1 1 9.000%, 06/06/2015 (a)(b)(c)	814,000	856,749
Residential Re 2011-2 1 8.900%, 12/06/2015 (a)(b)(c)	414,000	428,626

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 40.5% (continued)
Residential Re 2012-1 3 10.000%, 06/06/2016 (a)(b)(c)	$1,242,000	$1,367,549
Sanders Re 2013-1 B 4.000%, 05/05/2017 (a)(b)(c)	8,268,000	8,268,000
Tar Heel 2013-1 A 8.500%, 05/09/2016 (a)(b)(c)	5,711,000	5,884,022

		80,949,201

TOTAL EVENT-LINKED BONDS (cost $87,470,406)		88,125,334

PARTICIPATION NOTES (QUOTA SHARES) - 14.5%
FINANCIAL SERVICES - 14.5%

Global - 7.3%
Sector Re V LTD Series 3 Class A 03/01/2018 (b)(d)(e)(f)	14,250,000	14,446,650

United States - 7.2%
Sector Re V LTD Series 3 Class F 03/01/2019 (b)(d)(e)(g)	14,250,000	14,405,325

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (cost $28,500,000)		28,851,975

PREFERENCE SHARES (QUOTA SHARES) - 0.4%	SHARES
FINANCIAL SERVICES - 0.4%

Global - 0.4%
Lorenz Re Class B (b)(d)(e)(h)(i)	7,500	755,850

TOTAL PREFERENCE SHARES (QUOTA SHARES) (cost $750,000)		755,850

SHORT-TERM INVESTMENTS - 50.5%

Money Market Funds - 50.5%
Fidelity Institutional Money Market Funds - Money Market Portfolio	20,171,139	20,171,139
First American Government Obligations Fund	20,171,142	20,171,142
First American Prime Obligations Fund	20,171,142	20,171,142
STIT - Liquid Assets Portfolio	20,171,145	20,171,145
STIT - Treasury Portfolio	20,171,143	20,171,143

TOTAL SHORT-TERM INVESTMENTS (cost $100,855,711)		100,855,711

TOTAL INVESTMENTS (cost $217,576,117) - 109.5%		218,588,870

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.5)%		(19,002,292)

Total Net Assets - 100.0%		$199,586,578

The accompanying notes are an integral part of these financial statements.	(Continued)

8	Stone Ridge Funds	Semi-Annual Report	April 2013

Schedule of Investments	April 30, 2013 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Percentages are stated as a percent of net assets.

Countries shown are regions of peril risk, not country of issuer.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Foreign issued security.
(c)	Indicates a variable rate security. The interest rate shown represents the rate at April 30, 2013.
(d)	Non income-producing security.
(e)	Illiquid security. The aggregate value of illiquid securities at 4/30/2013 was $29,607,825 which represented 14.8% of net assets.
(f)	Security is restricted to resale. Cost: $14,250,000. Acquisition date: 3/19/13.
(g)	Security is restricted to resale. Cost: $14,250,000. Acquisition date: 3/12/13.
(h)	Security is restricted to resale. Cost: $750,000. Acquisition date: 3/25/13.
(i)	Security fair valued at April 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $755,850 or 0.4% of total net assets.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 2013	9

Statement of Assets and Liabilities	April 30, 2013 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$544,670,551	$218,588,870
Interest receivable	1,277,104	556,839
Receivable for fund shares sold	411,004	169,600
Foreign currencies, at value(2)	143,877	29,302
Cash	91,429	146,176
Other assets	86,819	34,348
Total Assets	546,680,784	219,525,135
LIABILITIES:
Payable for fund shares redeemed	16,630	12,768
Payable for investment securities purchased	49,828,632	19,487,475
Payable to Investment Adviser	695,192	270,220
Payable to Chief Compliance Officer	8,976	3,608
Payable to Trustees	27,016	10,824
Accrued distribution fees	35,485	14,303
Other accrued expenses	285,381	139,359
Total Liabilities	50,897,312	19,938,557
Total Net Assets	$495,783,472	$199,586,578

NET ASSETS CONSIST OF:
Capital stock	$494,332,181	$198,598,296
Accumulated net investment loss	(570,044)	(67,514)
Accumulated undistributed net realized gain (loss) on investments	(235,650)	42,150
Unrealized appreciation on:
Investments and foreign currency translation	2,256,985	1,013,646
Total Net Assets	$495,783,472	$199,586,578

Class I
Net Assets	$336,428,203	$135,103,059
Shares outstanding	33,592,470	13,455,679
Class I Net asset value, offering and redemption price per share	$10.01	$10.04
Class M
Net Assets	$159,355,269	$64,483,519
Shares outstanding	15,915,798	6,423,917
Class M Net asset value, offering and redemption price per share	$10.01	$10.04

(1) Cost of Investments	$542,416,484	$217,576,117
(2) Cost of foreign currencies	$142,556	$28,521

The accompanying notes are an integral part of these financial statements.

10	Stone Ridge Funds	Semi-Annual Report	April 2013

Statement of Operations	April 30, 2013 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	FOR THE PERIOD ENDED APRIL 30, 2013(1) (UNAUDITED)	FOR THE PERIOD ENDED APRIL 30, 2013(1) (UNAUDITED)
INVESTMENT INCOME:
Interest income	$1,082,511	$596,865
Total Investment Income	1,082,511	596,865
Advisory fees (See Note 4)	1,209,991	486,431
Professional fees	88,176	51,920
Offering costs	71,456	36,520
Fund accounting and administration fees	65,237	26,647
Distribution (12b-1) fees—Class M Only	39,234	15,804
Trustees fees and expenses	27,016	10,824
Other expenses (See Note 12)	50,409	24,326
Total expenses before Adviser waiver	1,551,519	652,472
Expenses waived by Adviser (See Note 4)	(5,788)	(13,895)
Net Expenses before Adviser recoupment	1,545,731	638,577
Expenses recouped by Adviser	106,824	25,802
Total net expenses	1,652,555	664,379
Net Investment Loss	(570,044)	(67,514)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS :
Net realized gain (loss) on:
Investments	40,456	27,544
Foreign currency translation	(276,106)	14,606
Net change in unrealized appreciation (depreciation) on:
Investments	1,759,873	1,054,215
Foreign currency translation	497,112	(40,569)
Net realized and unrealized gain	2,021,335	1,055,796
Net increase in net assets resulting from operations	$1,451,291	$988,282

(1)	The Funds commenced operations on February 1, 2013.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 2013	11

Statements of Changes in Net Assets	April 30, 2013 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	FOR THE PERIOD ENDED APRIL 30, 2013(1) (UNAUDITED)	FOR THE PERIOD ENDED APRIL 30, 2013(1) (UNAUDITED)
OPERATIONS:
Net investment loss	$(570,044)	$(67,514)
Net realized gain (loss) on investments and foreign currency translation	(235,650)	42,150
Net change in unrealized appreciation	2,256,985	1,013,646
Net increase in assets resulting from operations	1,451,291	988,282

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	336,645,648	134,954,949
Proceeds from shares sold — Class M	162,768,976	65,638,897
Cost of shares redeemed — Class I	(1,282,407)	(581,623)
Cost of shares redeemed — Class M	(3,900,036)	(1,513,927)
Net increase in net assets from capital share transactions	494,232,181	198,498,296
Total increase in net assets	495,683,472	199,486,578

NET ASSETS:
Beginning of period	100,000	100,000
End of period (including accumulated net investment loss of $570,044 and $67,514, respectively)	$495,783,472	$199,586,578

(1)	The Funds commenced operations on February 1, 2013.

The accompanying notes are an integral part of these financial statements.

12	Stone Ridge Funds	Semi-Annual Report	April 2013

Statement of Cash Flows	April 30, 2013 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	FOR THE PERIOD ENDED APRIL 30, 2013 (1) (UNAUDITED)	FOR THE PERIOD ENDED APRIL 30, 2013 (1) (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$1,451,291	$988,282
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized (gain) loss on investments:	(2,294,523)	(1,040,297)
Amortization and accretion of premium and discount	311,628	118,035
Changes in assets and liabilities:
Foreign currency	(143,877)	(29,302)
Receivable from Advisor	124,511	48,267
Dividends and interest receivable	(1,277,104)	(556,839)
Other assets	145,389	86,869
Accrued investment advisory fees	695,192	270,220
Payable for investments purchased	49,828,632	19,487,475
Payable to Trustees	27,016	10,824
Accrued Distribution Fees	35,485	14,303
Accrued expenses and other liabilities	(62,362)	(26,517)
Purchases of investments	(338,017,713)	(119,971,441)
Proceeds from sale of investments	7,907,456	3,160,544
Net purchases and sales of short-term investments	(212,577,399)	(100,855,711)
Net cash used by operating activities	(493,846,378)	(198,295,288)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	499,003,620	200,424,245
Payment on shares redeemed	(5,165,813)	(2,082,781)
Net cash provided by financing activities	493,837,807	198,341,464
Net increase (decrease) in cash	(8,571)	46,176
Cash, beginning of period	100,000	100,000
Cash, end of period	$91,429	$146,176

(1)	The Funds commenced operations on February 1, 2013.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 2013	13

Financial Highlights	April 30, 2013

	PER SHARE DATA:
		Income (Loss) from Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Asset Value, End of Period	Total Return
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS I
PERIOD ENDED APRIL 30, 2013 (Unaudited)[1]	$10.00	(0.02)	0.03	0.01	$10.01	0.10%	[3]
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS M
PERIOD ENDED APRIL 30, 2013 (Unaudited)[1]	$10.00	(0.02)	0.03	0.01	$10.01	0.10%	[3]
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
PERIOD ENDED APRIL 30, 2013 (Unaudited)[1]	$10.00	(0.00)	0.04	0.04	$10.04	0.40%	[3]
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
PERIOD ENDED APRIL 30, 2013 (Unaudited)[1]	$10.00	(0.01)	0.05	0.04	$10.04	0.40%	[3]
1	The Fund commenced operations on February 1, 2013.
2	Net investment loss per share has been calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.
5	Net of fees recouped of 0.13% for the period ended April 30, 2013.
6	Net of fees recouped of 0.04% for the period ended April 30, 2013.

The accompanying notes are an integral part of these financial statements.

14	Stone Ridge Funds	Semi-Annual Report	April 2013

Financial Highlights	April 30, 2013

SUPPLEMENTAL DATA AND RATIOS:

Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$336,428	2.00%	[4,5]	-0.66%	[4,5]	1.15%	[3]

$159,355	2.15%	[4,5]	-0.81%	[4,5]	1.15%	[3]

$135,103	2.00%	[4,6]	-0.16%	[4,6]	2.10%	[3]

$64,484	2.15%	[4,6]	-0.31%	[4,6]	2.10%	[3]

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 2013	15

Notes to Financial Statements (Unaudited)	April 30, 2013

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2013, the Trust consisted of two series (the “Funds”): the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”) and the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”). Both Funds began operations on February 1, 2013. The Funds each offer two classes of shares to investors; Class I shares, with no front-end or back-end sales charges, no 12b-1 fees and no redemption fee; and the Class M Shares with no front-end or back-end sales charges, a 0.15% 12b-1 fee and no redemption fee. There are an unlimited number of authorized shares. The investment objective of both Funds is to seek a high level of total return consisting of income and capital appreciation.

Two additional series of the Trust, the Stone Ridge U.S. Variance Risk Premium Fund and the Stone Ridge U.S. Small Cap Variance Risk Premium Fund were incepted on April 30, 2013, and commenced operations on May 1, 2013. An additional series of the Trust, the Stone Ridge U.S. Master Variance Risk Premium Fund commenced operations on May 22, 2013.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnifications In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(c) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(d) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes and weather-related phenomena.

16	Stone Ridge Funds	Semi-Annual Report	April 2013

Notes to Financial Statements (Unaudited)	April 30, 2013

(e) Quota Shares Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(f) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principals.

(g) Foreign Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain from investments.

(h) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each share class based up the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(i) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

(j) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Investment Valuation and Fair Value Measurement

In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Trust and will be classified as Level 1.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, event-linked bonds, collateralized mortgage obligation, loans, and other asset backed securities are valued

Stone Ridge Funds	Semi-Annual Report	April 2013	17

Notes to Financial Statements (Unaudited)	April 30, 2013

using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value. Debt securities valued using these techniques and inputs are categorized as Level 2 of the fair value hierarchy.

In the event that the Trust’s pricing vendor is unable to provide two independent broker quotes for event-linked bonds (catastrophe bonds), the Advisor will engage an independent data delivery vendor to obtain firm bids from two independent brokers or from a market maker in the security on a weekly basis and on the last business day of each month. Event-linked bonds valued using these techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Exchange-traded options are generally valued at the mean of the bid and asked quotations on the exchange at closing. Exchange-traded options may also be valued at its National Best Bid and Offer (“NBBO”) from participant exchanges. Over the counter options not traded on an exchange are valued at the mean of the bid and asked quotations. Options valued using these techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Participation Notes (Quota Shares) are valued on a weekly basis and on the last day of each month. These instruments are valued based upon non-publically available market quotations obtained from a third-party broker. Preference Shares (Quota Shares) are fair valued by the Adviser’s Valuation Committee on a weekly basis and the last day of each month using models created by the Adviser. Quota Shares will be valued more frequently if there are significant events during the course of a week that could affect the value of the instrument. Quota Shares will generally be classified as Level 3 investments.

Securities for which market quotations are not readily available are fair valued by the Adviser Valuation Committee (the “Committee”), under the oversight of the Board of Trustee’s Valuation Committee. In determining the method to be used to determine the fair value of a portfolio security, the Committee considers the Securities and Exchange Commission (“SEC”) guidance as set forth in Accounting Series Release No. 113 (October 21, 1969) and No. 118 (December 23, 1970) and other communications from the SEC. No single standard for determining fair value can be set forth because fair value depends upon the facts and circumstances of each individual case. Each fair value determination is based upon a consideration of such factors and circumstances as the Committee deems relevant, which may include some or all of the following: i) fundamental analytical data relating to the security, including financial statements and analysts’ report; ii) the type of security, size of the holding in the portfolio, original cost, and pricing history; iii) the nature and duration of any restrictions on the disposition of the security; iv) the forces that influence the market in which the security trades; v) the value of other financial securities (i.e. derivatives, exchange-traded funds, ADRs, and closed-end funds) that are traded on other markets or among dealers; vi) the liquidity or illiquidity of the market for the particular portfolio security; vii) the value of similar securities of the issuer or comparable companies; viii) values of baskets of securities traded in other markets; ix) changes in interest rates; x) foreign currency exchange activity; xi) observations from financial institutions; xii) foreign or domestic government pronouncements or actions; xiii) relevant news events; xiv) whether the same or similar portfolio securities are held by other funds managed by the Adviser and the method used to price the security in those funds; xv) an analysis of the company’s financial statements; xvi) the existence of extraordinary market circumstances; xvii) with respect to debt securities, the maturity, coupon, credit worthiness, currency denomination, and movement of the market in which the security is normally traded.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) a the yield to maturity of debt securities; vi) broker indications or single broker bids (provided that such indications or bids may not be the sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned.

Securities valued by the Committee are valued as Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in

18	Stone Ridge Funds	Semi-Annual Report	April 2013

Notes to Financial Statements (Unaudited)	April 30, 2013

valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Trust’s perceived risk of that instrument.

There were no transfers between Level 1 and Level 2 during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of April 30, 2013.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Reinsurance Risk Premium Fund
Event-Linked Bonds*	$—	$257,442,577	$—	$257,442,577
Participation Notes (Quota Shares) *	—	—	72,383,025	72,383,025
Preference Shares (Quota Shares) *	—	—	2,267,550	2,267,550
Money Market Funds	212,577,399	—	—	212,577,399

Total Fund	$212,577,399	$257,442,577	$74,650,575	$544,670,551

High Yield Reinsurance Risk Premium Fund
Event-Linked Bonds*	$—	$88,125,334	$—	$88,125,334
Participation Notes (Quota Shares) *	—	—	28,851,975	28,851,975
Preference Shares (Quota Shares) *	—	—	755,850	755,850
Money Market Funds	100,855,711	—	—	100,855,711

Total Fund	$100,855,711	$88,125,334	$29,607,825	$218,588,870

* For industry classifications, see the Funds’ Schedules of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD FUND
Beginning Balance—February 1, 2013	$—	$—
Purchases	73,750,000	29,250,000
Sales	—	—
Realized gains	—	—
Realized losses	—	—
Change in unrealized appreciation (depreciation)	900,575	357,825
Transfers in/(out) of Level 3	—	—

Ending Balance—April 30, 2013	$74,650,575	$29,607,825

Stone Ridge Funds	Semi-Annual Report	April 2013	19

Notes to Financial Statements	April 30, 2013 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2013.

Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2013	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Participation Notes (Quota Shares)	Financial Services	$72,383,025	Broker Quoted	Non-public broker quotation	N/A

Preference Shares (Quota Shares)	Financial Services	2,267,550	Market Comparables	Risk spreads	-10% to +10%
			Insurance industry loss models	Losses and anticipated losses	N/A

High Yield Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2013	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Participation Notes (Quota Shares)	Financial Services	$28,851,975	Broker Quoted	Non-public broker quotation	N/A

Preference Shares (Quota Shares)	Financial Services	755,850	Market Comparables	Risk spreads	-10% to +10%
			Insurance industry loss models	Losses and anticipated losses	N/A

The unobservable inputs used in determining the fair value of non-broker quoted quota shares (preference shares) include original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads.

The Funds did not hold any derivative instruments during the period ended April 30, 2013.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 405 Lexington Avenue, 55th Floor, New York, NY 10174. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing management services to the Funds, each of the Reinsurance Funds pay the Adviser an annual fee of 1.50% of that Fund’s average daily net assets.

Through February 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Funds or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 2.00% for Class I shares and 2.15% for Class M shares of each Fund. The Adviser shall be permitted to recover expenses attributable to the Funds or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Funds are not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will

20	Stone Ridge Funds	Semi-Annual Report	April 2013

Notes to Financial Statements (Unaudited)	April 30, 2013

not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. As of April 30, 2013, the Advisor has waived and recouped fees as follows:

FUND	ADVISOR FEE WAIVED/ ORGANIZATIONAL EXPENSES PAID	AMOUNT RECOUPED	REMAINING AMOUNT AVAILABLE TO BE RECOUPED (EXPIRING OCTOBER 31, 2016)
Reinsurance Risk Premium Fund	$130,299	$106,824	$23,475
High Yield Reinsurance Risk Premium Fund	$62,162	$25,802	$36,360

(b) Distributor Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ distributor. Its principal business address is 615 East Michigan Street, Milwaukee, WI, 53202.

(c) Administrator, Custodian and Transfer Agent The custodian to the Trust is U.S. Bank, N.A., located at 1555 N RiverCenter Drive, Suite 302, Milwaukee, WI 53212. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of US. Bank, N.A., located at 615 East Michigan Street, Milwaukee, WI 53202.

5. Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

6. Organization and Offering Costs

Organization costs consist of costs incurred to establish the Funds and enable them to legally do business. The Funds expense organization costs as incurred. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering expenses were advanced by the Adviser, subject to potential recovery (see Note 4). The total amount of the organization costs and offering costs incurred by the Reinsurance Fund is estimated at approximately $124,511 and $232,208, respectively. The total amount of the organization costs and offering costs incurred by the High Yield Reinsurance Risk Premium Fund is estimated at approximately $48,267 and $121,217, respectively.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary as shown in the Trust’s Statement of Operations, are not compensated by the Trust.

8. Investment Transactions

The aggregate purchase and sales of securities (excluding short-term securities by the Funds for the period ended April 30, 2013 were as follows:

	NON-U.S. GOVERNMENT
	PURCHASES	SALES
Reinsurance Risk Premium Fund	$296,991,210	$1,824,456
High Yield Reinsurance Risk Premium Fund	$110,750,575	$1,243,544

Stone Ridge Funds	Semi-Annual Report	April 2013	21

Notes to Financial Statements (Unaudited)	April 30, 2013

9. Capital Share Transactions

	REINSURANCE RISK PREMIUM FUND - CLASS I	REINSURANCE RISK PREMIUM FUND - CLASS M
	PERIOD ENDED APRIL 30, 2013	PERIOD ENDED APRIL 30, 2013
Shares sold	33,715,845	16,300,960
Shares redeemed	(128,375)	(390,162)
Net increase in shares	33,587,470	15,910,798
Shares outstanding:
Beginning of period	5,000	5,000
End of period	33,592,470	15,915,798

	HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS I	HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS M
	PERIOD ENDED APRIL 30, 2013	PERIOD ENDED APRIL 30, 2013
Shares sold	13,508,768	6,570,312
Shares redeemed	(58,089)	(151,395)
Net increase in shares	13,450,679	6,418,917
Shares outstanding:
Beginning of period	5,000	5,000
End of period	13,455,679	6,423,917

10. New Accounting Pronouncement

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. The Trust is currently evaluating the impact of the ASU on its financial statements.

11. Foreign Investment Risk

The Funds may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Funds will normally invest significant amounts of its assets in non-U.S. entities. Certain SPVs in which the Funds invest may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Funds’ investments will consist primarily of event-linked bonds which provide the Funds with contractual rights under the terms of the bond issuance. While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by

22	Stone Ridge Funds	Semi-Annual Report	April 2013

Notes to Financial Statements	April 30, 2013 (Unaudited)

factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

12. Other Expenses

Other Expenses includes compensation of the Chief Compliance Officer from the Reinsurance Fund and the High Yield Fund in the amounts of $8,976 and $3,608, respectively.

13. Subsequent Events Evaluation

Effective May 22, 2013, the Trust consists of five series. The Stone Ridge U.S. Variance Risk Premium Fund and the Stone Ridge U.S. Small Cap Variance Risk Premium Fund commenced operations on May 1, 2013. The Stone Ridge U.S. Master Variance Risk Premium Fund commenced operations on May 22, 2013.

Stone Ridge Funds	Semi-Annual Report	April 2013	23

Expense Example (Unaudited)

As a shareholder of the Stone Ridge Funds ( each a “Fund”, together the “Funds”), you incur two types of ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from February 1, 2013 to April 30, 2013.

Actual Expenses

The first line of each of the tables below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE FEBRUARY 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2013	EXPENSES PAID DURING PERIOD* FEBRUARY 1, 2013 - APRIL 30, 2013
Actual	$1,000.00	$1,001.00	$4.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.32	$4.89

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 89/365 to reflect the partial year period.

Stone Ridge Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE FEBRUARY 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2013	EXPENSES PAID DURING PERIOD* FEBRUARY 1, 2013 - APRIL 30, 2013
Actual	$1,000.00	$1,001.00	$5.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.95	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 2.15%, multiplied by the average account value over the period, multiplied by 89/365 to reflect the partial year period.

24	Stone Ridge Funds	Semi-Annual Report	April 2013

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE FEBRUARY 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2013	EXPENSES PAID DURING PERIOD* FEBRUARY 1, 2013 - APRIL 30, 2013
Actual	$1,000.00	$1,004.00	$4.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.32	$4.89

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 89/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE FEBRUARY 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2013	EXPENSES PAID DURING PERIOD* FEBRUARY 1, 2013 - APRIL 30, 2013
Actual	$1,000.00	$1,004.00	$5.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.95	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 2.15%, multiplied by the average account value over the period, multiplied by 89/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 2013	25

Additional Information (Unaudited)

1. Investment Advisory Agreement Disclosure

At an in-person Organizational meeting of the Board held on November 30, 2012, the Board of Trustees of the Stone Ridge Trust (the “Trust”), including the Independent Trustees, considered and approved the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund and the Advisor.

In preparation for review of the Advisory Agreements, the Board requested the Advisor to provide detailed information which the Board determined to be reasonably necessary to evaluate the Advisory Agreements. The Independent Trustees used this information, as well as other information that the Advisor and other service providers submitted to the Board, to help them decide whether to approve the Advisory Agreement. The Board also received a detailed memorandum from K&L Gates LLP, counsel to the Trust and each of its series regarding the responsibilities of the Board members in connection with their consideration of the Advisory Agreement.

As discussed below, the Board considered many factors and information in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Trust, on behalf of each of its series, should be approved. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Advisory Agreement. The determination to approve the Advisory Agreement was made on the basis of each Independent Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Independent Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

In connection with their consideration and approval of each Investment Advisory Agreement, the Trustees analyzed: (1) the nature, extent, and quality of the services to be provided by Stone Ridge; (2) the investment strategies of Stone Ridge; (3) the cost of the services to be provided and projected profits to be realized by Stone Ridge from its relationship with the relevant Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any such economies of scale; (5) the proposed expense ratio of the Fund.

In considering the nature, extent, and quality of the services provided by Stone Ridge, the Board considered the qualifications the Advisor’s personnel and the Advisor’s ability to attract investors for the Fund. On the basis of the Board’s review of the fees to be charged by the Advisor for investment advisory and related services, the specialized nature of the Funds’ investment program, the Advisor’s financial information, and the estimated costs associated with managing the Funds, the Board concluded that the level of investment management fees is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable funds and other clients of the Advisor.

The Board concluded that the approval of each of the investment advisory agreement was in the best interest of the Fund’s shareholders. The Board considered the presentation from the Advisor on the investment strategies for the Fund and the proposed cost of services to be provided by the Advisor and concluded they were appropriate. The Board discussed the extent to which economies of scale would be realized as the Trust grows, taking note of the anticipated asset caps. The Board concluded that the existing fees schedules were acceptable. The Board compared the Fund’s proposed expense ratio to those of other comparable mutual funds and considered the Advisor’s willingness to contractually cap the operating expenses of the Funds. After review, the Board concluded that the proposed expense ratio of the Funds were appropriate.

Based on the foregoing, and such other matters as were deemed relevant, but with no single factor being determinative to their decision, the Trustees concluded that the proposed Investment Advisory Agreements and advisory fees were reasonable in relation to the services to be provided by the Advisor to each Fund. As a result, the Trustees concluded that the approval of the Investment Advisory Agreements was in the best interest of the Funds.

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s

26	Stone Ridge Funds	Semi-Annual Report	April 2013

Additional Information (Unaudited)

Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. As of the date of this report, the Trust has not yet been required to file a Form N-Q.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). As of the date of this report, the Funds have not yet been required to file their proxy voting record with the SEC.

Stone Ridge Funds	Semi-Annual Report	April 2013	27

Investment Adviser

Stone Ridge Asset Management, LLC

405 Lexington Avenue, 55th Floor

New York, NY 10174

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date July 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date July 1, 2013

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date July 1, 2013

*	Print the name and title of each signing officer under his or her signature.

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